Organization and principal activities - Company principal subsidiaries and consolidated VIE (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tuya (HK) Limited
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Hangzhou Tuya Information Technology Co., Ltd.
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya Smart Inc.
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya Global Inc.
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya smart (India) Private Limited
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya smart (Colombia) S.A.S
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya GmbH
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya Japan Co., Ltd.
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Zhejiang Tuya Smart Electronics Co., Ltd.
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya Smart Australia Pty Ltd
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya France
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Tuya UK Limited
Company principal subsidiaries and consolidated VIE
Percentage of direct or indirect ownership	100.00%	100.00%
Hangzhou Tuya Technology Co., Ltd.
Company principal subsidiaries and consolidated VIE
Economic interest held	100.00%	100.00%